DESCRIPTION OF PLAN (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Eligible employee contributions required service period	30 days
Eligible employees minimum age	21 years
Minimum eligible compensation participants may contribute	1.00%
Maximum eligible compensation participants may contribute	75.00%
Catch-up contribution age requirement	50 years
Employer contribution matching percentage	100.00%
Participant compensation percentage matched	5.00%
Participant eligibility service period	1 year
Automatic incremental deferral rate increase period	180 days
Automatic incremental deferral rate increase	1.00%
Entitlement percentage upon retirement, death or disability	100.00%
Participant vesting percentage	100.00%
Participant vesting service period	5 years
Forfeitures used to decrease administrative expenses	$ 41,409	$ 13,151
Forfeitures available to be used	22,047	$ 41,400
Notes receivable, participant minimum borrowing amount	1,000
Notes receivable, participant maximum borrowing amount	$ 50,000
Note receivable, participant maximum borrowing to total account, percentage	50.00%
Note receivable, maximum term of note	5 years
Note receivable, maximum term, principal residence	30 years
Minimum
EBP, Description of Plan [Line Items]
Automatic participant deferral rate	3.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic participant deferral rate	10.00%